Warrants (Details 3)	12 Months Ended
Dec. 31, 2021 shares
Warrant Advisory Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, beginning balace
Warrants vested, beginning balace
Issued and vested	1
Issued and vested	1
Acquired
Acquired
Converted to ordinary shares	(1)
Converted to ordinary shares	(1)
Warrants Outstanding, Ending balace
Warrants vested, Ending balace
Warrants M T S [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, beginning balace
Warrants vested, beginning balace
Issued and vested
Issued and vested
Acquired	83,334
Acquired	83,334
Converted to ordinary shares
Converted to ordinary shares
Warrants Outstanding, Ending balace	83,334
Warrants vested, Ending balace	83,334
Prefunded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, beginning balace
Warrants vested, beginning balace
Issued and vested	1,253,592
Issued and vested	1,253,592
Acquired
Acquired
Converted to ordinary shares
Converted to ordinary shares
Warrants Outstanding, Ending balace	1,253,592
Warrants vested, Ending balace	1,253,592
Regular Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, beginning balace
Warrants vested, beginning balace
Issued and vested	2,666,667
Issued and vested
Acquired
Acquired
Converted to ordinary shares
Converted to ordinary shares
Warrants Outstanding, Ending balace	2,666,667
Warrants vested, Ending balace